Loans (Loans By Class Modified As Troubled Debt Restructurings) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Mortgage Loan On Real Estate Number Of Loans	1	0	1	0	2	10
Financing Receivable Modification Pre Modification Recorded Investment	$ 81	$ 0	$ 81	$ 0	$ 9	$ 11,640
Financing Receivable, Modifications, Post-Modification Recorded Investment	118	0	118	0	9	11,349
Commercial and Industrial Loans and Leases [Member]
Financing Receivable, Modifications [Line Items]
Mortgage Loan On Real Estate Number Of Loans	0	0	0	0	2	4
Financing Receivable Modification Pre Modification Recorded Investment	0	0	0	0	9	4,541
Financing Receivable, Modifications, Post-Modification Recorded Investment	0	0	0	0	9	4,499
Commercial Real Estate Loans [Member]
Financing Receivable, Modifications [Line Items]
Mortgage Loan On Real Estate Number Of Loans	1	0	1	0	0	6
Financing Receivable Modification Pre Modification Recorded Investment	81	0	81	0	0	7,099
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 118	$ 0	$ 118	$ 0	$ 0	$ 6,850